Shareholder Fees - WCM Select Global Growth Fund	Jan. 30, 2026 USD ($)
Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15